UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples – 1.2%

$250	Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Frito-Lay Inc./PepsiCo., Series 1984, 6.650%, 12/01/14	12/05 at 100.00	Aa3	$252,100

915	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	945,058

	Education and Civic Organizations – 5.5%

100	Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05 (Alternative Minimum Tax)	No Opt. Call	Aaa	100,000

1,740	Arizona State University, Certificates of Participation, Series 2004, 5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	AAA	1,923,118

500	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%, 5/01/24 (Alternative Minimum Tax)	11/09 at 102.00	Aaa	537,530

115	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1996A, 6.000%, 5/15/16 – CONNIE LEE/AMBAC Insured	5/06 at 102.00	AAA	119,748

1,730	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21	5/11 at 101.00	A-	1,891,669

540	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28	5/08 at 101.00	A-	559,526

335	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	1/06 at 100.00	BBB+	337,305

	Healthcare – 11.9%

2,750	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.125%, 11/15/22	11/09 at 100.00	Baa3	2,809,345

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20	12/10 at 102.00	BBB	1,758,103

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20	7/10 at 101.00	A-	225,726

235	Maricopa County, Arizona, Hospital Revenue Refunding Bonds, Sun Health Corporation, Series 1997, 6.125%, 4/01/18	4/07 at 102.00	Baa1	246,195

2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/08 at 101.00	A-	2,060,800

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A-	963,252

2,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31	12/11 at 101.00	A3	2,712,425

1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,014,720

	Housing/Multifamily – 10.3%

2,470	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Syl-Mar Apartments, Series 2001, 6.100%, 4/20/36 (Alternative Minimum Tax)	10/11 at 103.00	Aaa	2,693,165

105	Phoenix Housing Finance Corporation, Arizona, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/24 – MBIA Insured	1/06 at 100.00	AAA	105,154

2,090	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	2,224,910

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 #	No Opt. Call	N/R	276,453

560	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	571,620

4,000	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian Care Project, Series 2000A, 5.625%, 7/01/20 – RAAI Insured	7/10 at 101.00	AA	4,337,000

	Housing/Single Family – 0.4%

370	Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30 (Alternative Minimum Tax)	6/08 at 108.00	Aaa	400,236

	Industrials – 1.5%

1,495	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put 3/01/08)	No Opt. Call	BBB	1,520,714

	Long-Term Care – 1.4%

1,375	Cochise County Industrial Development Authority, Arizona, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19	12/05 at 101.00	AAA	1,406,446

	Tax Obligation/General – 12.4%

	Cochise County Unified School District 68, Sierra Vista, Arizona, General Obligation Refunding Bonds, Series 1992:
250	7.500%, 7/01/09 – FGIC Insured	No Opt. Call	AAA	288,672
300	7.500%, 7/01/10 – FGIC Insured	No Opt. Call	AAA	356,364

1,500	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington Elementary School, Series 2002A, 5.375%, 7/01/15 – FSA Insured	No Opt. Call	AAA	1,723,470

675	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Refunding Bonds, Second Series 1992, 0.000%, 7/01/06 – MBIA Insured	No Opt. Call	AAA	659,428

	Maricopa County School District 40, Glendale, Arizona, General Obligation Refunding and Improvement Bonds, Series 1995:
280	6.200%, 7/01/09 – FSA Insured	1/06 at 101.00	AAA	285,838
425	6.250%, 7/01/10 – FSA Insured	1/06 at 101.00	AAA	433,934

500	Maricopa County Unified School District 41, Gilbert, Arizona, School Improvement Bonds, Series 1995D, 6.250%, 7/01/15 – FSA Insured	7/08 at 100.00	AAA	540,895

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 – FGIC Insured	No Opt. Call	AAA	357,526

1,275	Maricopa County Unified School District 98, Fountain Hills, Arizona, General Obligation Bonds, Series 1992, 0.000%, 7/01/06 – FGIC Insured	No Opt. Call	AAA	1,245,586

2,150	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/19 – FSA Insured	7/14 at 100.00	AAA	2,344,489

490	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2005B, 5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	532,605

1,000	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 – FGIC Insured	No Opt. Call	AAA	1,187,880

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	7/11 at 100.00	AA	2,377,860

	Tax Obligation/Limited – 21.6%

4,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/17 – AMBAC Insured	7/14 at 100.00	AAA	4,627,560

1,000	Arizona State Transportation Board, Subordinate Highway Revenue Bonds, Series 2004B, 5.000%, 7/01/22	7/14 at 100.00	AA	1,081,870

1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/23 – MBIA Insured	7/13 at 100.00	Aaa	1,117,280

885	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	1/06 at 100.00	Baa2	891,584

80	Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11	1/06 at 100.00	BBB+	80,192

537	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	597,359

385	Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992, 5.900%, 7/01/10 – FGIC Insured	No Opt. Call	AAA	431,281

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa	1,236,479

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	1/06 at 101.00	A-	434,818
460	7.300%, 1/01/13	1/06 at 101.00	A-	470,626

1,400	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/22 (WI, settling 9/13/05) – FGIC Insured	7/15 at 100.00	AAA	1,507,786

35	Phoenix, Arizona, Junior Lien Street and Highway User Tax Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11	1/06 at 100.00	A+	35,090

2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B, 5.000%, 7/01/41	7/15 at 100.00	BBB+	2,109,060

810	Scottsdale Preserve Authority, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.000%, 7/01/16 – FGIC Insured	No Opt. Call	AAA	903,628

2,550	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/20	7/13 at 100.00	AA+	2,771,162

2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 – AMBAC Insured	7/14 at 100.00	AAA	3,087,553

	Transportation – 0.5%

500	Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12 (Alternative Minimum Tax) – MBIA Insured	1/06 at 101.00	AAA	506,285

	U.S. Guaranteed *** – 11.9%

235	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 – MBIA Insured	9/05 at 100.00	AAA	242,727

200	Arizona Municipal Finance Program, Certificates of Participation, City of Goodyear Loan, Series 20, 7.700%, 8/01/10 – BIGI Insured	No Opt. Call	AAA	231,688

2,255	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20 (Pre-refunded to 7/01/11)	7/11 at 100.00	AAA	2,490,896

160	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28 (Pre-refunded to 5/15/08)	5/08 at 101.00	AAA	171,294

195	Maricopa County, Arizona, Hospital Revenue Bonds, St. Luke’s Hospital Medical Center, Series 1980, 8.750%, 2/01/10	No Opt. Call	AAA	218,728

595	Maricopa County, Arizona, Hospital Revenue Refunding Bonds, Sun Health Corporation, Series 1997, 6.125%, 4/01/18 (Pre-refunded to 4/01/07)	4/07 at 102.00	Baa1***	633,580

1,500	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 6.350%, 6/01/26 (Pre-refunded to 6/01/07) – ACA Insured	6/07 at 102.00	A***	1,614,840

1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured	No Opt. Call	AAA	1,929,415

1,500	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series 1999A, 5.750%, 1/01/25 (Pre-refunded to 1/01/10) – MBIA Insured	1/10 at 101.00	AAA	1,665,660

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2000:
1,290	6.125%, 7/01/14 (Pre-refunded to 7/01/10) – FGIC Insured	7/10 at 101.00	AAA	1,470,277
1,000	6.250%, 7/01/17 (Pre-refunded to 7/01/10) – FGIC Insured	7/10 at 101.00	AAA	1,145,310

	Utilities – 11.9%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA	1,129,880

5	Central Arizona Water Conservation District, Contract Revenue Bonds, Series 1991B, 6.500%, 11/01/11	11/05 at 100.00	AA-	5,015

1,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)	10/06 at 102.00	B-	1,028,350

1,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 – FGIC Insured	7/11 at 100.00	AAA	1,070,850

115	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured	1/06 at 101.00	AAA	118,378

1,250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 – FSA Insured	7/12 at 101.00	AAA	1,350,450

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
4,500	5.000%, 7/01/26 – XLCA Insured	7/15 at 100.00	AAA	4,868,370
1,000	5.000%, 7/01/30 – XLCA Insured	7/15 at 100.00	AAA	1,073,430

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Refunding Bonds, Series 1993A, 5.750%, 1/01/10	No Opt. Call	AA	552,570

590	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22	1/13 at 100.00	AA	638,132

	Water and Sewer – 9.8%

1,035	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/22	10/14 at 100.00	AAA	1,123,410

1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – XLCA Insured	7/14 at 100.00	AAA	1,074,094

	Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
100	7.000%, 7/01/06	1/06 at 100.00	BBB-	101,192
100	7.000%, 7/01/07	1/06 at 100.00	BBB-	101,172

660	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA	713,750

875	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	941,894

2,600	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured	7/12 at 100.00	AAA	2,754,776

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AA	1,463,421

1,405	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 5.000%, 7/01/29 – MBIA Insured	7/15 at 100.00	AAA	1,509,349

$93,677	Total Long-Term Investments (cost $94,973,544) – 100.3%			99,649,376

	Other Assets Less Liabilities – (0.3)%			(258,362)

	Net Assets – 100%			$99,391,014

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(WI)	Security purchased on a when-issued basis.

#	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $94,948,687.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:

Appreciation	$5,583,350

Depreciation	(882,661)

Net unrealized appreciation of investments	$4,700,689

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations – 24.5%

$1,245	Adams State College, Alamosa, Colorado, Auxiliary Facilities Revenue Bonds, Series 2004A, 5.250%, 5/15/24 – MBIA Insured	5/14 at 100.00	AAA	$1,365,578

430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	AAA	458,436

1,020	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Woodrow Wilson Academy Charter School, Series 2005A, 5.125%, 12/01/25 – XLCA Insured	12/15 at 100.00	AAA	1,104,762

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 – RAAI Insured	12/10 at 100.00	AA	555,575

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20	12/10 at 101.00	BBB	653,946

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – XLCA Insured	8/15 at 100.00	AAA	1,123,480

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – XLCA Insured	5/14 at 100.00	AAA	1,592,323

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – XLCA Insured	2/14 at 100.00	AAA	1,252,051

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – XLCA Insured	6/14 at 100.00	AAA	1,476,313

1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2004, 5.000%, 6/01/24 – FGIC Insured	6/14 at 100.00	AAA	1,075,070

	Healthcare – 12.7%

500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24	4/10 at 100.00	N/R	540,010

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	Baa1	1,030,230

500	Colorado Health Facilities Authority, Revenue Bonds, Steamboat Springs Healthcare Association, Series 1999, 5.700%, 9/15/23	9/09 at 101.00	N/R	520,305

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23	11/11 at 101.00	A+	566,515

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB	534,465

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A-	979,146

750	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	831,878

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB-	551,365

	Housing/Multifamily – 5.4%

1,300	Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds, Marks Apartments Project, Series 1996, 6.650%, 12/01/26	12/06 at 102.00	BBB+	1,344,135

1,000	Lakewood, Colorado, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Heights by Marston Lake Project, Series 1995, 6.650%, 10/01/25 (Alternative Minimum Tax)	10/05 at 102.00	AAA	1,021,300

	Housing/Single Family – 1.3%

195	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	199,046

225	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/09 at 105.00	Aa2	230,294

135	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	140,283

	Long-Term Care – 3.6%

500	Colorado Health Facilities Authority, First Mortgage Revenue Refunding Bonds, Christian Living Campus – Johnson Center Nursing Facility, Series 1997A, 7.050%, 1/01/19	1/07 at 101.00	N/R	518,005

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	AA	1,074,640

	Tax Obligation/General – 23.7%

2,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2002, 5.250%, 12/01/21 – FGIC Insured	12/12 at 100.00	AAA	2,196,780

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA	566,495

2,150	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa	2,506,556

1,000	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2005B, 5.000%, 12/15/25 – FSA Insured	12/14 at 100.00	Aaa	1,077,290

1,085	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/15/23 – FGIC Insured	12/13 at 100.00	Aaa	1,229,880

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3	615,760

1,000	El Paso County School District 49, Falcon, Colorado, General Obligation Bonds, Series 2001, 5.500%, 12/01/17 – FGIC Insured	12/11 at 100.00	AAA	1,117,590

1,000	Fremont County School District Re-1, Cannon City, Colorado, General Obligation Bonds, Series 2003, 5.000%, 12/01/24 – MBIA Insured	12/13 at 100.00	Aaa	1,073,620

	Tax Obligation/Limited – 2.6%

1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 – MBIA Insured	12/12 at 100.00	AAA	1,126,600

	Transportation – 3.7%

470	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R	498,740

1,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 – AMBAC Insured	6/11 at 102.00	AAA	1,126,190

	U.S. Guaranteed *** – 17.9%

4,000	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10	No Opt. Call	AAA	3,350,880

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded to 9/15/11)	9/11 at 100.00	Ba1***	713,532

865	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded to 12/15/10)	12/10 at 101.00	A-***	998,470

900	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18	No Opt. Call	AAA	1,115,712

2,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/14 (Pre-refunded to 9/01/10) – MBIA Insured	9/10 at 79.90	AAA	1,673,276

	Utilities – 2.5%

1,000	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA	1,108,950

$40,780	Total Long-Term Investments (cost $39,575,939) – 97.9%			42,835,472

	Other Assets Less Liabilities – 2.1%			927,126

	Net Assets – 100%			$43,762,598

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $39,572,656.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$3,284,458
Depreciation	(21,642)

Net unrealized appreciation of investments	$3,262,816

Portfolio of Investments (Unaudited)

Nuveen Florida Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations - 4.0%

$1,785	FSU Financial Assistance Inc., Florida, Subordinate Lien General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC Insured	10/13 at 100.00	AAA	$1,950,095

	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2004A:
3,550	5.000%, 4/01/21 - AMBAC Insured	4/14 at 100.00	AAA	3,823,031
1,000	5.000%, 4/01/25 - AMBAC Insured	4/14 at 100.00	AAA	1,073,140

2,515	University of Central Florida, Certificates of Participation, Athletic Association, Series 2004A, 5.125%, 10/01/23 - FGIC Insured	10/14 at 100.00	AAA	2,733,629

1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc., Series 2005, 5.000%, 6/01/16 - MBIA Insured	6/15 at 100.00	Aaa	1,105,110

1,750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2005, 5.000%, 10/15/25 - RAAI Insured	10/15 at 100.00	AA	1,849,593

	Healthcare - 20.5%

3,550	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31	11/11 at 101.00	A+	3,889,451

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	Baa1	1,050,660
2,580	5.250%, 10/01/34	10/13 at 100.00	Baa1	2,699,299

8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA	9,132,910

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 - MBIA Insured	11/06 at 102.00	AAA	1,822,835

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	A-	1,702,068

5,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%, Series 2004A:	1/11 at 101.00	A-	5,399,650

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24	11/12 at 100.00	A+	3,661,385

7,645	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC Insured	11/05 at 102.00	AAA	7,842,470

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
1,305	5.000%, 1/01/21	1/15 at 100.00	AAA	1,414,737
1,210	5.000%, 1/01/22	1/15 at 100.00	AAA	1,308,797

5,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	A	5,314,100

	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series 2003:
7,000	5.750%, 11/15/27	5/13 at 100.00	A1	7,623,350
3,000	5.500%, 11/15/33	5/13 at 100.00	A1	3,198,330

5,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA-	5,422,350

2,040	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	2,201,588

	Housing/Multifamily - 4.1%

600	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Lakeside Apartments, Series 1995, 7.000%, 2/01/25	2/06 at 101.00	AAA	612,960

250	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Boardwalk Apartments, Series 1996, 6.200%, 8/01/16	8/06 at 102.00	AAA	258,908

50	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%, 6/01/24	12/05 at 100.00	AA	50,337

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured	2/06 at 101.00	AAA	1,138,917

	Florida Housing Finance Agency, Housing Revenue Refunding Bonds, Vineyards Project, Series 1995H:
1,260	6.400%, 11/01/15	11/05 at 102.00	BBB	1,290,983
1,660	6.500%, 11/01/25	11/05 at 102.00	BBB	1,700,803

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	10/06 at 102.00	AAA	3,616,830

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured	9/06 at 102.00	AAA	1,032,480

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured	9/06 at 102.00	AAA	1,032,680

1,375	Florida Housing Finance Agency, GNMA Collateralized Multifamily Housing Revenue Bonds, Driftwood Terrace Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative Minimum Tax)	12/05 at 100.00	AAA	1,409,004

745	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/08 at 102.00	N/R	763,014

	Housing/Single Family - 0.8%

330	Clay County Housing Finance Authority, Florida, Multi-County Single Family Mortgage Revenue Bonds, Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)	9/05 at 102.00	Aaa	337,676

465	Dade County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)	10/05 at 102.00	AAA	474,923

240	Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-County Program, Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	AA	243,254

85	Manatee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1994-3, 7.600%, 11/01/26 (Alternative Minimum Tax)	11/05 at 102.00	Aaa	86,875

2,185	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	9/08 at 27.73	Aaa	509,083

705	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	738,671

	Long-Term Care - 6.1%

10,000	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 1999, 6.000%, 10/01/29 - ACA Insured	10/09 at 101.00	A	10,560,200

4,500	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20	11/06 at 102.00	BBB+	4,645,620

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,251,475
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,691,781

934	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995, 6.000%, 5/15/10	5/06 at 102.00	N/R	953,493

	Materials - 3.6%

4,350	Escambia County, Florida, Pollution Control Revenue Bonds, Champion International Corporation, Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)	9/06 at 102.00	Baa2	4,514,256

4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	5,156,692

1,500	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	1/06 at 100.00	BBB-	1,500,330

	Tax Obligation/General - 5.9%

3,745	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/21	1/14 at 100.00	AA+	4,036,885

5,465	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Series 2002, 5.250%, 7/01/20	7/12 at 101.00	AAA	6,008,002

2,165	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	2,838,986

5,180	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/21 - MBIA Insured	6/12 at 101.00	AAA	5,616,570

	Tax Obligation/Limited - 19.9%

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 - RAAI Insured	5/12 at 102.00	AA	2,158,813
850	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	930,912

	Broward County School Board, Florida, Certificates of Participation, Series 2004C:
3,410	5.250%, 7/01/17 - FSA Insured	7/14 at 100.00	AAA	3,792,772
3,330	5.250%, 7/01/19 - FSA Insured	7/14 at 100.00	AAA	3,685,311

1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 - MBIA Insured	10/14 at 100.00	AAA	1,618,590

2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured	2/15 at 100.00	AAA	2,699,575

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 - FGIC Insured	No Opt. Call	AAA	6,715,150

1,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured	7/14 at 100.00	AAA	1,088,890

3,000	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/17 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	3,292,560

4,120	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured	10/13 at 100.00	AAA	4,586,878

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 - AMBAC Insured	10/14 at 100.00	AAA	1,078,730
1,710	5.000%, 10/01/16 - AMBAC Insured	10/14 at 100.00	AAA	1,884,967
1,860	5.000%, 10/01/17 - AMBAC Insured	10/14 at 100.00	AAA	2,041,276

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 - FGIC Insured	10/14 at 100.00	AAA	2,183,897

1,000	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)	12/05 at 101.00	A	1,017,490

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 - AMBAC Insured	10/10 at 102.00	AAA	4,119,042

5,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC Insured	10/10 at 101.00	AAA	6,172,654

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 - FGIC Insured	1/13 at 100.00	AAA	4,376,400

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 - AMBAC Insured	10/14 at 100.00	AAA	2,207,215

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,925	5.000%, 12/01/25 - FSA Insured	12/14 at 100.00	Aaa	3,152,653
3,065	5.000%, 12/01/26 - FSA Insured	12/14 at 100.00	Aaa	3,291,258

	Transportation - 13.8%

6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax) - AMBAC Insured	10/11 at 101.00	AAA	6,357,840

3,220	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/22 – AMBAC Insured	10/14 at 100.00	AAA	3,456,767

4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured	10/12 at 100.00	AAA	4,228,040

3,370	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003B, 5.250%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	3,652,339

10,065	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	11,015,539

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	4,437,040

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
2,000	5.000%, 7/01/19 - FGIC Insured	7/14 at 100.00	AAA	2,174,640
7,165	5.000%, 7/01/21 - FGIC Insured	7/14 at 100.00	AAA	7,740,493

	U.S. Guaranteed *** - 8.9%

705	Callaway-Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A, 6.000%, 9/01/26 (Pre-refunded to 9/01/06) - FGIC Insured	9/06 at 102.00	AAA	741,350

2,220	Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Hospital of Miami, Series 1991A, 5.750%, 5/01/21 - MBIA Insured	No Opt. Call	AAA	2,555,731

2,000	Florida Housing Finance Agency, FNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Players Club Apartments, Series 1991C, 6.200%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 102.00	AAA	2,101,200

	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984:
4,000	9.875%, 7/01/09	No Opt. Call	AAA	4,631,000
1,000	10.000%, 7/01/14	No Opt. Call	AAA	1,387,540

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	12/05 at 100.00	AAA	439,852

1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 1996B, 5.875%, 10/01/23 (Pre-refunded to 10/01/06) - FGIC Insured	10/06 at 102.00	AAA	1,052,580

3,000	Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20 (Pre-refunded to 10/01/11) - AMBAC Insured	10/11 at 100.00	AAA	3,343,110

1,750	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 1999, 6.000%, 8/01/29 (Pre-refunded to 8/01/09)	8/09 at 101.00	N/R***	1,925,070

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 - FGIC Insured	1/06 at 100.00	AAA	177,218

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17	No Opt. Call	Aa1***	1,234,620

	Palm Beach County, Florida, General Obligation Bonds, Recreational and Cultural Facilities Program, Series 1999A:
1,560	5.750%, 8/01/18 (Pre-refunded to 8/01/09)	8/09 at 100.00	AAA	1,712,833
1,970	5.750%, 8/01/19 (Pre-refunded to 8/01/09)	8/09 at 100.00	AAA	2,163,001

4,000	Palm Beach County, Florida, Industrial Development Revenue Bonds, Lourdes-Noreen McKeen Residence for Geriatric Care Inc., Series 1996, 6.625%, 12/01/26 (Pre-refunded to 12/01/06)	12/06 at 102.00	A***	4,261,160

	Utilities - 8.8%

1,500	Florida Municipal Power Agency, Revenue Refunding Bonds, Stanton Project, Series 2002, 5.500%, 10/01/15 - FSA Insured	10/12 at 100.00	Aaa	1,689,225

4,350	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2	4,616,046

10,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2	10,811,179

1,670	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA	1,806,005

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA	2,492,719

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured	No Opt. Call	AAA	5,344,880

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 - AMBAC Insured	10/15 at 100.00	AAA	703,203

	Water and Sewer - 2.7%

	Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
1,850	0.000%, 10/01/08 - MBIA Insured	No Opt. Call	AAA	1,680,041
2,800	0.000%, 10/01/09 - MBIA Insured	No Opt. Call	AAA	2,454,648

2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 - MBIA Insured	10/13 at 100.00	AAA	2,855,193

1,395	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/12 - FGIC Insured	No Opt. Call	AAA	1,537,178

$290,104	Total Long-Term Investments (cost $288,499,292) - 99.1%			309,164,579

	Other Assets Less Liabilities - 0.9%			2,767,457

	Net Assets - 100%			$311,932,036

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $288,441,399.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$20,740,650
Depreciation	(17,470)

Net unrealized appreciation of investments	$20,723,180

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples – 1.4%

$1,575	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,626,739

	Education and Civic Organizations – 11.1%

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College, Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB	105,630
100	5.800%, 9/01/30	3/10 at 101.00	BBB	105,722

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	685,951

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
1,000	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	AAA	1,103,940
740	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	AAA	816,501

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/08 at 102.00	BBB-	523,675

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	271,782
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	535,140

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	7/06 at 102.00	BBB-	681,060
1,000	5.300%, 7/01/28	7/06 at 102.00	BBB-	1,011,180

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins University, Series 1998, 5.125%, 7/01/20	7/08 at 102.00	AA	1,063,790

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32	6/11 at 100.00	Baa1	658,738

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A-	653,869

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,863,345

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	AAA	601,497

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,096,330
500	5.000%, 4/01/19	4/13 at 100.00	AA	546,080

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 – MBIA Insured	6/10 at 100.00	AAA	832,740

	Healthcare – 14.1%

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	839,650

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/09 at 101.00	A+	2,133,960

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2000, 6.750%, 7/01/30	7/10 at 101.00	A3	842,978

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	771,525

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22	7/12 at 100.00	A	555,615

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	Baa1	1,599,975

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	830,752

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	859,440

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa2	1,871,001

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	AAA	541,845

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	Baa1	909,483

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34	7/14 at 100.00	A	549,250

775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	835,318

765	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	AA	789,480

2,000	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/06 at 101.00	B3	1,806,680

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	1/06 at 101.00	AAA	1,022,800

	Housing/Multifamily – 8.4%

750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments, Series 1998A, 5.250%, 10/20/33	10/08 at 102.00	AAA	772,035

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/09 at 101.00	Aa2	513,390

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	1,056,640

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.50	Aaa	1,030,130

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation – College Park, Series 1999A:
1,250	5.750%, 6/01/19	6/09 at 102.00	Baa2	1,318,425
250	5.750%, 6/01/24	6/09 at 102.00	Baa2	261,983

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	A	651,810

1,000	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	1/06 at 102.00	Aa2	1,021,130

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/08 at 101.00	Aaa	1,456,835

835	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)	11/05 at 100.00	AAA	835,718

1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	9/09 at 102.00	AAA	1,062,610

	Housing/Single Family – 1.7%

830	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)	9/10 at 100.00	Aa2	847,032

1,120	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/26 (Alternative Minimum Tax)	8/07 at 102.00	AA	1,164,587

10	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)	8/10 at 100.00	AAA	10,479

	Industrials – 0.4%

500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/09 at 101.00	BBB	510,365

	Long-Term Care – 2.3%

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	1/09 at 101.00	AA	531,650
500	5.625%, 1/01/25 – RAAI Insured	1/09 at 101.00	AA	534,400

1,565	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A, 7.625%, 4/01/21	4/11 at 102.00	N/R	1,674,957

	Materials – 1.3%

1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company, Series 1984B, 6.500%, 10/01/11	10/05 at 100.00	AA-	1,593,600

	Tax Obligation/General – 25.6%

3,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	3,324,840

1,000	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,073,210

750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 – AMBAC Insured	10/14 at 100.00	AAA	816,090

1,000	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005, 5.000%, 3/01/12	No Opt. Call	AA	1,099,830

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,250	5.000%, 11/01/20	11/12 at 101.00	AA	1,371,787
1,250	5.000%, 11/01/21	11/12 at 101.00	AA	1,369,625

500	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community Development Authority, Series 2001A, 5.600%, 7/01/20 – RAAI Insured	7/10 at 102.00	AA	550,160

	Frederick, Maryland, General Obligation Bonds, Series 2005:
1,500	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,667,835
2,000	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	2,215,000

1,525	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/18	2/14 at 100.00	AAA	1,671,858

3,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, RITES PA-816-R, Series 2001, 10.213%, 3/01/15 (IF)	No Opt. Call	Aaa	4,458,360

1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,114,530

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,113,090

1,330	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 11/01/11	No Opt. Call	AAA	1,481,820

500	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2004A, 5.000%, 4/01/13	No Opt. Call	AAA	555,540

1,680	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	1,888,790

300	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	320,550

	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A:
1,000	5.000%, 10/01/17	10/13 at 100.00	AA	1,098,880
2,000	5.000%, 10/01/18	10/13 at 100.00	AA	2,196,280

1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004C, 5.000%, 12/01/11	No Opt. Call	AA	1,097,620

	Tax Obligation/Limited – 18.6%

550	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	571,730

1,075	Baltimore, Maryland, Certificates of Participation, Emergency Telecommunications Facilities, Series 1997A, 5.000%, 10/01/17 – AMBAC Insured	10/07 at 102.00	AAA	1,137,232

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – MBIA Insured	9/08 at 102.00	AAA	1,071,220

1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/17	5/13 at 100.00	AA+	1,094,420

200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	202,968

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	470,079

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – MBIA Insured	6/10 at 101.00	Aaa	1,239,992

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AA	2,037,473

1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13	No Opt. Call	AA	1,106,780

935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+	1,041,151

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+	472,544
650	5.000%, 9/15/16	9/12 at 100.00	AA+	712,263

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+	902,127

1,760	Maryland Stadium Authority, Lease Revenue Bonds, Convention Center Expansion, Series 1994, 5.875%,12/15/12 – AMBAC Insured	12/05 at 101.00	AAA	1,799,512

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+	1,673,888

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,580,412

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	AA	539,370

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+	543,420

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – MBIA Insured	6/13 at 100.00	AAA	1,098,710

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	1,101,490

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	1,700,175

	Transportation – 1.6%

	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institution, Series 2004B:
150	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	165,563
175	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	194,157

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	393,520

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 – MBIA Insured	No Opt. Call	AAA	1,097,900

	U.S. Guaranteed *** – 9.4%

1,250	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded to 8/01/12)	8/12 at 100.00	AAA	1,379,775

795	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured	No Opt. Call	AAA	873,419

775	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	823,593

2,165	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 – FSA Insured	No Opt. Call	AAA	2,471,218

1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded to 2/15/12)	2/12 at 100.00	AAA	1,113,140

1,100	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%, 8/15/14 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,214,642

970	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16	No Opt. Call	AAA	1,140,041

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
750	5.500%, 10/01/20	10/10 at 101.00	AAA	836,513
1,175	5.500%, 10/01/40	10/10 at 101.00	AAA	1,293,663

	Utilities – 2.2%

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/05 at 102.00	N/R	1,020,000

1,510	Prince George’s County, Maryland, Pollution Control Revenue Refunding Bonds, Potomac Electric Power Company, Series 1993, 6.375%, 1/15/23	No Opt. Call	A-	1,539,445

	Water and Sewer – 0.1%

100	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A-	104,592

$106,930	Total Long-Term Investments (cost $110,779,298) – 98.2%			116,635,069

	Other Assets Less Liabilities – 1.8%			2,129,616

	Net Assets – 100%			$118,764,685

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

N/R	Investment is not rated.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $110,748,742.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$6,247,203
Depreciation	(360,876)

Net unrealized appreciation of investments	$5,886,327

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations – 20.3%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,585,935

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	805,673

	Santa Fe, New Mexico, Educational Facilities Revenue Refunding and Improvement Bonds, College of Santa Fe, Series 1997:
500	6.000%, 10/01/13	10/07 at 100.00	BBB-	512,485
500	5.875%, 10/01/21	10/07 at 100.00	BBB-	506,310

2,000	University of New Mexico, Subordinated Lien Revenue Bonds, Series 2005, 5.000%, 6/01/26 – AMBAC Insured	6/15 at 100.00	AAA	2,152,500

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	3,003,875

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,150,220

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	833,535
	Healthcare – 3.7%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	2,085,500
	Housing/Multifamily – 4.4%

1,815	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/09 at 101.00	N/R	1,854,640

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 – MBIA Insured	6/11 at 100.00	Aaa	622,188

	Housing/Single Family – 7.0%

425	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996D-1, 6.250%, 7/01/22	7/06 at 102.00	AAA	428,863

440	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	444,008

275	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	286,577

380	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1995A, 6.650%, 7/01/26 (Alternative Minimum Tax)	1/06 at 102.00	AAA	388,075

690	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	11/09 at 101.50	AAA	701,309

605	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	615,001

1,060	New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000, 6.000%, 9/01/26	9/09 at 100.00	AAA	1,115,237
	Tax Obligation/General – 3.8%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – MBIA Insured	4/14 at 100.00	Aaa	2,134,633
	Tax Obligation/Limited – 33.3%

2,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26	10/09 at 100.00	AA	2,130,480

3,005	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2004, 5.250%, 6/15/19 – AMBAC Insured	6/09 at 100.00	AAA	3,213,607

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	Aaa	397,440
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	Aaa	590,878

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	Aaa	1,251,895

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	Aaa	1,626,179

	New Mexico Finance Authority, Senior Lien Transportation Revenue Bonds, Series 2004A:
1,000	5.250%, 6/15/23 – MBIA Insured	6/14 at 100.00	AAA	1,105,460
2,000	5.250%, 6/15/24 – MBIA Insured	6/14 at 100.00	AAA	2,207,780

250	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29	2/12 at 100.00	BBB-	271,178

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 – AMBAC Insured	9/11 at 101.00	AAA	1,064,800

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – FSA Insured	No Opt. Call	AAA	5,106,360

	U.S. Guaranteed *** – 13.7%

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 – FSA Insured	No Opt. Call	AAA	3,040,125

1,215	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded to 6/15/11) – MBIA Insured	6/11 at 100.00	AAA	1,320,912

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,000	5.750%, 8/01/15 (Pre-refunded to 8/01/11)	8/11 at 101.00	AA-***	2,272,980
1,000	5.500%, 8/01/30 (Pre-refunded to 8/01/11)	8/11 at 101.00	AA-***	1,123,170

	Utilities – 3.7%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	10/09 at 102.00	BBB	1,632,855

135	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 – FSA Insured	7/10 at 101.00	AAA	146,556

300	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 – MBIA Insured	No Opt. Call	AAA	342,674

	Water and Sewer – 7.4%

1,000	Albuquerque, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 1990A, 0.000%, 7/01/07 – FGIC Insured	No Opt. Call	AAA	945,850

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aaa	1,076,500

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,075,830

1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – MBIA Insured	6/15 at 100.00	Aaa	1,084,650

$51,490	Total Long-Term Investments (cost $51,154,999) – 97.3%			55,254,723

	Other Assets Less Liabilities – 2.7%			1,525,000

	Net Assets – 100%			$56,779,723

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $51,150,084.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,148,991
Depreciation	(44,352)

Net unrealized appreciation of investments	$4,104,639

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Education and Civic Organizations – 18.4%

$4,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2002, 5.450%, 3/01/27	No Opt. Call	AA-	$4,042,720

1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert Morris College, Series 1996A, 6.250%, 2/15/26	2/06 at 102.00	Baa3	1,030,980

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,308,322

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	10/08 at 102.00	BB+	1,317,615
550	5.625%, 10/15/27	10/08 at 102.00	BB+	553,603

1,815	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A, 5.375%, 10/01/26	10/08 at 100.00	BBB-	1,845,020

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	1,109,840

1,645	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005, 5.000%, 8/01/24 – MBIA Insured	8/15 at 100.00	AAA	1,775,021

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AAA	2,151,320

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – MBIA Insured	8/15 at 100.00	Aaa	2,696,150

2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15	4/08 at 102.00	BBB-	2,269,605

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA	1,060,320

1,250	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Sciences, Series 2005A, 4.750%, 11/01/33 – XLCA Insured	5/15 at 100.00	AAA	1,278,638

7,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/13	No Opt. Call	AA	7,853,440

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa3	553,610

	Healthcare – 5.7%

470	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Baa2	484,739

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/08 at 101.00	AA-	2,619,800

1,585	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District Memorial Hospital, Series 1996A, 6.000%, 11/01/18	11/06 at 102.00	BB-	1,585,745

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	802,575

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33	8/13 at 100.00	BBB	945,396

945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AAA	1,041,957

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
1,265	5.250%, 7/01/10	No Opt. Call	BBB-	1,284,304
500	5.625%, 7/01/24	7/08 at 100.00	BBB-	500,280

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34	11/14 at 100.00	A1	277,701

	Housing/Multifamily – 5.3%

5,920	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation – Eastern College, Series 2000A, 8.250%, 7/01/29	7/10 at 102.00	N/R	6,521,886

1,360	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	1,424,042

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	245,928

635	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	640,347

	Housing/Single Family – 1.1%

995	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17	4/06 at 102.00	AAA	1,023,328

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	796,480

	Industrials – 2.6%

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/08 at 102.00	BB+	3,127,200

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	AAA	1,127,480

	Long-Term Care – 4.1%

2,690	Allegheny County Residential Finance Authority, Pennsylvania, FHA-Insured Mortgage Revenue Bonds, Ladies Grand Army of the Republic Health Facility, Series 1995G, 6.350%, 10/01/36	10/05 at 100.00	AAA	2,720,424

	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai Obligated Group, Series 1998:
1,000	5.400%, 6/01/18	12/08 at 100.00	BBB-	1,001,710
1,100	5.500%, 6/01/25	12/08 at 100.00	BBB-	1,104,279

2,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Mortgage Revenue Bonds, Waverly Heights Ltd., Series 1996, 6.375%, 1/01/26	1/06 at 101.00	BBB	2,028,100

	Materials – 0.3%

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	481,052

	Tax Obligation/General – 11.3%

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 – FGIC Insured	No Opt. Call	AAA	1,123,700

	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2005:
1,170	5.000%, 10/01/23 – FSA Insured	4/15 at 100.00	Aaa	1,266,701
1,000	5.000%, 10/01/24 – FSA Insured	4/15 at 100.00	Aaa	1,080,990
1,000	5.000%, 10/01/25 – FSA Insured	4/15 at 100.00	Aaa	1,079,340

1,000	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 5/15/23 – MBIA Insured	5/13 at 100.00	Aaa	1,080,980

1,215	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – MBIA Insured	7/13 at 100.00	Aaa	1,352,477

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AAA	1,199,719

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	AAA	566,511

1,240	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 – MBIA Insured	5/13 at 100.00	Aaa	1,379,190

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – MBIA Insured	No Opt. Call	AAA	2,073,630

1,000	Meadville, Crawford County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/25 – XLCA Insured	10/15 at 100.00	Aaa	1,075,830

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – MBIA Insured	No Opt. Call	AAA	1,588,324

2,000	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	2,203,740

500	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002, 5.250%, 10/01/14 – FGIC Insured	No Opt. Call	AAA	567,360

1,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 2/15/13 – XLCA Insured	No Opt. Call	AAA	1,106,900

	Tax Obligation/Limited – 8.5%

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 – MBIA Insured	11/12 at 100.00	AAA	4,744,755

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18	12/10 at 101.00	N/R	1,101,870

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa3	1,101,069

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – MBIA Insured	9/11 at 100.00	Aaa	1,072,710

	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,000	5.250%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	1,119,840
1,150	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	1,286,080

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AAA	1,109,780

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – FSA Insured	11/13 at 100.00	AAA	1,422,629

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,190,730

	Transportation – 11.0%

	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,300	5.250%, 7/15/18 – FSA Insured	No Opt. Call	AAA	1,492,582
1,270	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA	1,463,357

2,500	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1997B, 5.400%, 6/15/27 (Alternative Minimum Tax) – FGIC Insured	6/07 at 102.00	AAA	2,595,525

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
1,000	5.300%, 12/01/21 – AMBAC Insured	12/06 at 100.00	Aaa	1,025,520
4,500	5.375%, 12/01/30 – AMBAC Insured	12/06 at 100.00	Aaa	4,617,855

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	AAA	4,964,283

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Aaa	2,099,340

	U.S. Guaranteed *** – 16.2%

1,525	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15	No Opt. Call	AAA	1,904,085

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – MBIA Insured	1/06 at 100.00	AAA	3,364,763

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26	12/06 at 102.00	Aaa	1,385,419

475	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004, 5.250%, 11/15/13 – FSA Insured	No Opt. Call	AAA	534,000

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, MacMillan Bloedel LP, Series 1995, 7.600%, 12/01/20 (Alternative Minimum Tax) (Pre-refunded to 12/01/05)	12/05 at 102.00	BBB***	2,061,700

1,045	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured	No Opt. Call	AAA	1,291,704

2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06	No Opt. Call	BBB+***	2,052,920

2,500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Jeanes Hospital, Series 1997, 5.875%, 7/01/17 (Pre-refunded to 7/01/07)	7/07 at 102.00	AAA	2,676,600

3,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24 (Pre-refunded to 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA	3,371,190

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 (Pre-refunded to 9/15/11) – FGIC Insured	9/11 at 100.00	AAA	1,915,940
3,700	5.250%, 9/15/30 (Pre-refunded to 9/15/11) – FGIC Insured	9/11 at 100.00	AAA	4,072,479

935	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA	1,229,590

1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 4/01/20 (Pre-refunded to 4/01/14) – MBIA Insured	4/14 at 100.00	AAA	1,124,410

	Utilities – 6.6%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	AAA	1,979,306

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	AAA	1,393,178

1,000	Northampton County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Metropolitan Edison Company, Series 1995A, 6.100%, 7/15/21 – MBIA Insured	1/06 at 102.00	AAA	1,022,320

2,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 – FSA Insured	8/13 at 100.00	AAA	2,794,187

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – FSA Insured	7/13 at 100.00	AAA	1,104,010

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – FSA Insured	9/14 at 100.00	AAA	334,089

320	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 – AGC Insured	No Opt. Call	AAA	349,920

1,875	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 – FGIC Insured	7/15 at 100.00	AAA	2,017,406

	Water and Sewer – 7.1%

265	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA	298,785

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 (Alternative Minimum Tax) – AMBAC Insured	10/12 at 100.00	AAA	5,320,000

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA	2,079,594

850	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA	919,581

3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – FSA Insured	12/14 at 100.00	AAA	3,195,237

$158,845	Total Long-Term Investments (cost $154,540,940) – 98.2%			163,576,687

	Other Assets Less Liabilities – 1.8%			2,915,520

	Net Assets – 100%			$166,492,207

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $154,466,482.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$9,117,356
Depreciation	(7,151)

Net unrealized appreciation of investments	$9,110,205

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

August 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples – 2.9%

$500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/07 at 101.00	A+	$518,075

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset- Backed Bonds, Series 2005:
2,075	5.250%, 6/01/19	6/15 at 100.00	BBB	2,154,244
5,125	5.500%, 6/01/26	6/15 at 100.00	BBB	5,342,505

	Education and Civic Organizations – 7.3%

2,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 1999, 5.875%, 1/01/29 (Pre-refunded to 1/01/09)	1/09 at 101.00	A1	2,190,100

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defen se Analyses, Series 2000A, 5.900%, 10/01/30 – AMBAC Insured	10/10 at 101.00	AAA	1,685,550

	Loudoun County Industrial Development Authority, Virginia, Revenue Refunding Bonds, George Washington University, Series 1992:
500	6.250%, 5/15/12	11/05 at 100.00	A2	501,355
2,225	6.250%, 5/15/22	11/05 at 100.00	A2	2,229,450

1,000	Portsmouth, Virginia, Golf Course System Revenue Bonds, Series 1998, 5.000%, 5/01/23 – RAAI Insured	5/07 at 102.00	AA	1,026,530

1,135	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A3	1,204,473

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	2,187,860

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	310,521

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB	856,832

1,500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	1,508,445

1,250	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 – MBIA Insured	6/10 at 100.00	AAA	1,387,900

590	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/18	6/15 at 100.00	AAA	652,522

2,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2004B, 5.000%, 9/01/13	No Opt. Call	Aa1	2,767,975

420	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1994, 5.750%, 1/01/14	1/06 at 100.00	AA	423,990

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	7/08 at 101.00	AA	1,288,575

	Healthcare – 7.7%

1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A2	1,562,550

2,000	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/23 – AMBAC Insured	6/07 at 102.00	AAA	2,103,620

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,421,049

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured	No Opt. Call	AAA	3,912,643

2,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Bon Secours Health System, Series 1995, 5.500%, 8/15/25 – MBIA Insured	2/06 at 102.00	AAA	2,043,400

2,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A-	2,130,300

2,320	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	2,434,446

	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998:
500	5.250%, 7/01/14 – MBIA Insured	7/08 at 102.00	AAA	536,460
2,000	5.125%, 7/01/23 – MBIA Insured	7/08 at 102.00	AAA	2,095,180

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,052,499

	Housing/Multifamily – 5.8%

960	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Alternative Minimum Tax) (Mandatory put 11/01/20)	5/10 at 100.00	Aaa	1,015,728

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,187,919

1,025	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aa2	1,079,909

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
680	6.875%, 6/01/20	6/09 at 102.00	N/R	678,654
1,910	7.000%, 6/01/30	6/09 at 102.00	N/R	1,911,051

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	9/06 at 102.00	AAA	1,240,020

3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39	7/09 at 102.00	AAA	4,052,757

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,049,720

2,900	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	3,036,445

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	6/06 at 100.00	AA+	613,123

	Housing/Single Family – 1.8%

350	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	353,304

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – MBIA Insured	7/11 at 100.00	AAA	4,677,210

	Industrials – 1.5%

2,250	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB	2,318,243

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB-	1,890,280

	Long-Term Care – 0.4%

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/06 at 103.00	AAA	523,370

600	Henrico County Industrial Development Authority, Virginia, FHA-Insured Nursing Facilities Mortgage Revenue Refunding Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%, 7/01/19	1/06 at 100.00	AAA	601,278

	Materials – 0.9%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (a)	2/08 at 102.00	Ba3	2,508,575

	Tax Obligation/General – 14.2%

1,100	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	1,224,905

1,000	Alexandria, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 12/15/11	No Opt. Call	AAA	1,102,230

1,955	Arlington County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 5/15/16	5/15 at 100.00	AAA	2,185,064

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – FSA Insured	3/13 at 100.00	AAA	2,691,650

1,285	Charlottesville, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13	No Opt. Call	AAA	1,240,488

480	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 1/15/21	1/11 at 100.00	AAA	512,539

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 – FSA Insured	12/10 at 102.00	AAA	1,131,920

2,000	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	2,238,760

2,220	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/14	No Opt. Call	Aaa	2,482,670

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	Aaa	412,065

2,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18	6/15 at 100.00	Aaa	2,215,400

1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/20	6/14 at 100.00	AA	1,292,254

2,355	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series 2002A, 5.000%, 7/01/18	7/13 at 100.00	AA	2,574,839

	Newport News, Virginia, General Obligation Bonds, Series 2003B:
1,630	5.000%, 11/01/15	11/13 at 100.00	AA	1,793,782
1,805	5.000%, 11/01/17	11/13 at 100.00	AA	1,981,006

1,250	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/16	7/14 at 101.00	AA	1,385,425

500	Norfolk, Virginia, General Obligation Bonds, Series 2000, 5.250%, 7/01/20 – FGIC Insured	7/10 at 101.00	AAA	539,180

1,555	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	1,661,517

1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A	1,070,110

2,240	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 – FSA Insured	No Opt. Call	AAA	2,471,885

2,000	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	2,193,360

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,096,690

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AA+	1,084,560

2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 5/01/13	No Opt. Call	AA+	2,209,300

	Tax Obligation/Limited – 21.0%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	712,686
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	557,326

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	Aaa	1,073,340

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 – MBIA Insured	2/14 at 100.00	AAA	1,206,881

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,657,365

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – FSA Insured	4/14 at 100.00	AAA	2,087,024

3,950	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005, 5.000%, 6/15/17 – MBIA Insured	6/15 at 100.00	AAA	4,335,915

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AAA	2,205,901
1,625	5.000%, 7/01/18 – MBIA Insured	7/14 at 100.00	AAA	1,766,895

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA-	1,271,655
1,210	5.000%, 7/15/18	7/15 at 100.00	AA-	1,325,942

665	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 – AMBAC Insured	No Opt. Call	AAA	734,685

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA	2,004,220

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/09 at 102.00	AA+	746,206

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	AA	1,044,650

2,000	Prince William County Industrial Development Authority, Virginia, Lease Revenue Bonds, ATCC Project, Series 1996, 6.000%, 2/01/14	2/06 at 102.00	Aa3	2,054,880

1,575	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.250%, 12/01/18	6/12 at 100.00	Aa2	1,727,932

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA	1,778,535

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 – MBIA Insured	7/10 at 101.00	AAA	1,120,690

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	BBB	144,495
480	5.250%, 7/01/36	7/12 at 100.00	BBB	511,488

2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	AAA	2,159,900

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	AAA	1,811,310

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	2,266,900

1,700	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/16	5/15 at 100.00	AA	1,881,798

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2004A, 5.000%, 2/01/11	No Opt. Call	AA+	2,173,540

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22	2/12 at 100.00	AA+	2,143,700

1,500	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor Development Program, Series 1997C, 5.125%, 5/15/19	5/07 at 101.00	AA+	1,563,840

3,125	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation District Program, Series 2004A, 5.000%, 5/15/14	No Opt. Call	AA+	3,471,531

2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	2,184,700

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	3,069,110

1,100	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%, 8/01/11	No Opt. Call	AA+	1,201,585

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,090,060

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,772,331
620	5.000%, 5/01/21	5/11 at 101.00	AA	665,967

	Transportation – 8.9%

2,310	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A, 5.000%, 7/01/22 – FSA Insured	7/15 at 100.00	AAA	2,493,229

1,250	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	7/09 at 101.00	Baa1	1,338,900

1,550	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Washington Dulles Air Cargo LP, Series 1992, 7.000%, 1/01/09 (Alternative Minimum Tax)	1/06 at 100.00	N/R	1,551,922

495	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Washington Dulles Air Cargo LP, Series 1996, 6.500%, 1/01/09 (Alternative Minimum Tax)	1/06 at 102.00	N/R	492,421

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – MBIA Insured	10/11 at 101.00	AAA	1,550,756
1,250	5.000%, 10/01/31 – MBIA Insured	10/11 at 101.00	AAA	1,306,388

900	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1997B, 5.500%, 10/01/23 (Alternative Minimum Tax)	10/07 at 101.00	Aa3	931,230

225	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998A, 5.000%, 10/01/28	10/08 at 101.00	Aa3	231,008

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	AAA	3,148,410

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
5,000	0.000%, 8/15/16	8/08 at 64.81	BB-	2,767,750
1,500	5.500%, 8/15/28	8/08 at 102.00	BB-	1,566,540

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	1,377,320

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AAA	2,013,149

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AAA	1,728,050

1,000	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.500%, 7/01/24 (Alternative Minimum Tax) – MBIA Insured	7/07 at 101.00	AAA	1,044,000

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2	1,074,400

	U.S. Guaranteed *** – 9.9%

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – FSA Insured	11/12 at 102.00	AAA	841,845

2,140	Brunswick County Industrial Development Authority, Virginia, Lease Revenue Bonds, State Correctional Facility, Series 1996, 5.500%, 7/01/17 (Pre-refunded to 7/01/06) – MBIA Insured	7/06 at 102.00	AAA	2,229,259

1,000	Chesterfield County Health Center Commission, Virginia, GNMA Collateralized Mortgage Revenue Bonds, Lucy Corr Nursing Home, Series 1996, 5.875%, 12/01/21 (Pre-refunded to 12/01/06)	12/06 at 102.00	AAA	1,055,700

935	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	993,625

150	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22 (Pre-refunded to 4/01/07)	4/07 at 102.00	AAA	160,068

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
1,810	5.375%, 4/01/21 (Pre-refunded to 4/01/12)	4/12 at 100.00	AAA	2,022,042
200	5.000%, 4/01/27 (Pre-refunded to 4/01/12)	4/12 at 100.00	AAA	219,036

860	Fairfax County Economic Development Authority, Virginia, Parking Revenue Bonds, Vienna II Metrorail Station, First Series 1999, 6.000%, 9/01/18 (Pre-refunded to 9/01/09)	9/09 at 102.00	AA***	968,179

1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded to 6/15/10)	6/10 at 101.00	AAA	1,169,462

	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000:
1,500	5.750%, 2/01/17 (Pre-refunded to 2/01/10)	2/10 at 102.00	AA***	1,685,595
1,685	6.000%, 2/01/20 (Pre-refunded to 2/01/10)	2/10 at 102.00	AA***	1,910,723

1,750	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20 (Pre-refunded to 5/01/12)	5/12 at 100.00	Aaa	1,946,227

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded to 6/01/12)	6/12 at 101.00	BBB***	1,668,950

1,000	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) – MBIA Insured	8/09 at 102.00	AAA	1,124,080

940	Peninsula Ports Authority of Virginia, Healthcare Facilities Revenue Refunding Bonds, Mary Immaculate Hospital, Series 1994, 7.000%, 8/01/17 (Pre-refunded to 8/01/06)	8/06 at 100.00	BBB+***	953,057

1,000	Prince William County Industrial Development Authority, Virginia, Lease Revenue Bonds, ATCC Project, Series 1996, 6.000%, 2/01/18 (Pre-refunded to 2/01/06)	2/06 at 102.00	Aa3***	1,033,040

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32	10/10 at 101.00	AAA	551,725
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,651,485

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded to 7/01/12)	7/12 at 100.00	BBB***	405,026
1,320	5.250%, 7/01/36 (Pre-refunded to 7/01/12)	7/12 at 100.00	BBB***	1,464,751

2,000	Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds, Series 1997, 5.400%, 6/01/27 (Pre-refunded to 6/01/07) – MBIA Insured	6/07 at 102.00	AAA	2,122,380

1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22 (Pre-refunded to 10/01/10)	10/10 at 100.00	AAA	1,114,640

	Utilities – 6.5%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 – MBIA Insured	7/13 at 100.00	AAA	1,220,334
2,000	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AAA	2,220,040

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	A3	2,266,040

4,335	Puerto Rico Electric Power Authority, Power Revenue Bonds, DRIVERS, Series 147, 11.394%, 1/01/09 (IF)	No Opt. Call	AAA	5,904,010

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 – FGIC Insured	7/15 at 100.00	AAA	2,689,875

	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
1,600	5.000%, 1/15/27 – FSA Insured	1/12 at 100.00	AAA	1,685,008
1,750	5.000%, 1/15/33 – FSA Insured	1/12 at 100.00	AAA	1,833,948

	Water and Sewer – 7.9%

1,000	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%, 4/01/21	No Opt. Call	AAA	1,135,680

2,045	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22	4/07 at 102.00	AAA	2,175,921

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA	127,150
800	5.000%, 4/01/27	4/12 at 100.00	AAA	846,584

1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA	1,640,771

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – FSA Insured	1/13 at 101.00	AAA	1,115,647

1,850	Leesburg, Virginia, Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 7/01/22 – MBIA Insured	7/07 at 102.00	AAA	1,945,201

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AA+	2,501,677

1,900	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1997, 4.750%, 7/01/29 – FGIC Insured	7/08 at 101.00	AAA	1,930,818

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3	843,098

1,000	Virginia Resources Authority, Sewerage System Revenue Bonds, Hopewell Regional Wastewater Treatment Facility, Series 1995A, 6.000%, 10/01/25 (Alternative Minimum Tax)	10/05 at 102.00	AA	1,022,180

	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, RITES Series PA790R:
500	10.952%, 10/01/14 (IF)	10/10 at 100.00	AAA	680,705
410	10.952%, 10/01/15 (IF)	10/10 at 100.00	AAA	558,178
1,900	10.952%, 10/01/16 (IF) (Pre-refunded to 10/01/10)	10/10 at 100.00	AAA	2,586,679

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA	2,724,378

$247,800	Total Long-Term Investments (cost $250,479,708) – 96.7%			266,143,507

	Short-Term Investments – 0.6%

1,600	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 2.220%, 12/01/15 – MBIA Insured †		VMIG-1	1,600,000

$1,600	Total Short-Term Investments (cost $1,600,000)			1,600,000

	Total Investments (cost $252,079,708) – 97.3%			267,743,507

	Other Assets Less Liabilities – 2.7%			7,566,074

	Net Assets – 100%			$275,309,581

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $251,866,718.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$16,481,341
Depreciation	(604,552)

Net unrealized appreciation of investments	$15,876,789

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust I

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	October 28, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	October 28, 2005